Segments - Assets and Other Items (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Segment Information
Number of business segments to which assets are assigned when ownership is shared between several segments | segment	1
Assets	$ 132,001	$ 155,971	$ 152,186
Interest expense	1,155	1,288	1,344
Business Segments
Segment Information
Assets	99,896	106,458	110,113
Depreciation/amortization of intangibles	2,902	2,983	2,389
Capital expenditures/investments in intangibles	1,444	1,709	1,230
Interest income	628	834	1,133
Interest expense	129	307	512
Business Segments | Software
Segment Information
Assets	59,336	58,558	58,230
Depreciation/amortization of intangibles	1,204	1,237	676
Capital expenditures/investments in intangibles	565	548	517
Business Segments | Consulting
Segment Information
Assets	11,914	10,548	10,421
Depreciation/amortization of intangibles	250	207	179
Capital expenditures/investments in intangibles	55	26	45
Business Segments | Infrastructure
Segment Information
Assets	11,766	12,378	12,002
Depreciation/amortization of intangibles	1,399	1,419	1,348
Capital expenditures/investments in intangibles	792	1,093	612
Business Segments | Financing
Segment Information
Assets	16,880	24,974	29,460
Depreciation/amortization of intangibles	49	120	186
Capital expenditures/investments in intangibles	33	41	57
Interest income	628	834	1,133
Interest expense	$ 129	$ 307	$ 512